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                                   Letterhead of
                    The American Franklin Life Insurance Company
                                 #1 Franklin Square
                            Springfield, Illinois 62713
                                   (217) 528-2011



                                    May 5, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          RE: Separate Account VUL-2 of The American Franklin Life Insurance Company (1933 Act Registration No. 33-77470)

Ladies and Gentlemen:

     On behalf of Separate Account VUL-2 of The American Franklin Life Insurance Company, a registered investment company (the "Fund"), and in lieu of filing the Fund's Prospectus under Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of Prospectus that would have been filed under Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form S-6, which was filed electronically with the Securities and Exchange Commission on April 30, 1999.

     If you have any questions about this filing, please contact the undersigned at (800) 528-2011, extension 2759.

                                   Very truly yours,

                                   /s/ Elizabeth E. Arthur


                                   Elizabeth E. Arthur
                                   Associate General Counsel



VIA EDGAR